Schedule of Summary of stock Option Activity (Details) - Preferred Stock [Member] - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at beginning	695	329
Weighted average exercise price at beginning	$ 1.00	$ 1.00
Weighted average remaining years beginning	10 years	11 years 6 months
Issued	183	366	100,000,000
Issued	$ 1.00	$ 1.00	$ 0.02
Issued	9 years 10 months 17 days	10 years	4 years 9 months
Exercised	0	0
Exercised
Forfeited and cancelled	0	0	(4,275,000)
Forfeited and cancelled			$ 0.02
Outstanding at ending	878	695	329
Weighted average exercise price at ending	$ 1.00	$ 1.00	$ 1.00
Weighted average remaining years ending	9 years 9 months	10 years